Deferred Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Deferred Tax [Line Items]
Tax losses	¥ 100,249	$ 13,734	¥ 237,432	¥ 279,898
Expire term	10 years	10 years	1 year
Future taxable profits percentage	80.00%				80.00%
Deductible temporary differences	¥ 828,668		¥ 495,031		$ 113,527
Tax credits	90,851	$ 120,606
Deferred tax liability (in Dollars) | $
Subsidiary amount	66,109	9,057	43,707
Unrecognized tax benefit	2	3,242
Deferred tax assets related to tax loss carry forwards | ¥
Unrecognized tax benefits recognized amount	23,665	3,242
Chinese Mainland [Member]
Deferred Tax [Line Items]
Tax losses	2,963,587	406,010	2,986,110
UNITED STATES
Deferred Tax [Line Items]
Tax losses	¥ 1,438,160	$ 197,027	¥ 1,052,461